Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net income (loss)	$ 236,506	$ (251,993)	$ (149,498)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation and amortization	679,351	736,567	764,903
Provision for doubtful accounts	2,306	29,599	8,911
Foreign currency transaction loss	6,560	6,003	7,329
(Gain) loss on disposal of assets	927	338	(12,647)
Gain on satellite insurance recoveries		(9,618)
Share-based compensation	22,494	25,289	6,825
Deferred income taxes	(12,646)	(65,347)	(61,889)
Amortization of discount, premium, issuance costs and related costs	22,256	46,026	57,305
Interest paid-in-kind			4,949
Loss on early extinguishment of debt	40,423	368,089	73,542
Unrealized gains on derivative financial instruments	(22,790)	(19,740)	(9,004)
Termination of third-party commitment costs and expenses			10,000
Amortization of actuarial loss and prior service credits for retirement benefits	10,147	19,613	14,506
Other non-cash items	166	234	(4,382)
Changes in operating assets and liabilities:
Receivables	1,382	16,269	(3,559)
Prepaid expenses and other assets	(22,331)	(6,117)	(1,086)
Accounts payable and accrued liabilities	7,598	(23,730)	6,495
Accrued interest payable	(24,997)	(178,796)	9,124
Deferred revenue	108,545	49,924	124,458
Accrued retirement benefits	(26,019)	(29,732)	(26,627)
Other long-term liabilities	16,292	4,014	1,655
Net cash provided by operating activities	1,046,170	716,892	821,310
Cash flows from investing activities:
Payments for satellites and other property and equipment (including capitalized interest)	(645,424)	(600,792)	(866,016)
Proceeds from sale of building, net of fees			82,415
Proceeds from insurance settlements		487,930
Payment on satellite performance incentives from insurance proceeds		(19,199)
Other investing activities	174	(2,000)
Net cash used in investing activities	(645,250)	(134,061)	(783,601)
Cash flows from financing activities:
Repayments of long-term debt	(610,418)	(6,904,162)	(2,474,811)
Repayment of notes payable to former shareholders		(868)	(1,683)
Payment of premium on early extinguishment of debt	(21,250)	(311,224)	(65,920)
Proceeds from issuance of long-term debt	135,000	6,254,688	2,451,521
Debt issuance costs		(84,845)	(27,384)
Proceeds from initial public offering		572,500
Stock issuance costs		(26,683)
Dividends paid to preferred shareholders	(9,919)	(5,235)
Principal payments on deferred satellite performance incentives	(19,774)	(17,503)	(15,969)
Repurchase of redeemable noncontrolling interest			(8,744)
Capital contribution from noncontrolling interest	12,209	12,209	12,209
Dividends paid to noncontrolling interest	(8,744)	(8,671)	(8,838)
Other financing activities	3,893	3,271
Net cash used in financing activities	(519,003)	(516,523)	(139,619)
Effect of exchange rate changes on cash and cash equivalents	(6,560)	(6,003)	(7,329)
Net change in cash and cash equivalents	(124,643)	60,305	(109,239)
Cash and cash equivalents, beginning of period	247,790	187,485	296,724
Cash and cash equivalents, end of period	123,147	247,790	187,485
Supplemental cash flow information:
Interest paid, net of amounts capitalized	970,345	1,283,439	1,255,308
Income taxes paid, net of refunds	37,805	38,784	33,103
Supplemental disclosure of non-cash investing activities:
Capitalization of deferred satellite performance incentives	27,681		82,959
Accrued capital expenditures	80,621	66,578	78,494
Restricted cash received			23,901
Restricted cash paid			$ (118,032)